Summary of Significant Accounting Policies - Derivative Liabilities Measured at Fair Value Level 3 Inputs (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Accounting Policies [Abstract]
Balance at beginning of year	$ 752,997
Change in derivative liabilities	26,391	$ 845,379
Net change in fair value included in net loss	(105,600)	(92,382)
Ending balance	$ 673,788	$ 752,997